Shareholder Report, Holdings (Details) - Roundhill Generative AI & Technology ETF	Apr. 30, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Palantir Technologies, Inc. - ClassÂ A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
ARM Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dell Technologies, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.30%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%